Schedule of Investments (unaudited)	iShares® International Developed Small Cap Value Factor ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 9.5%
Abacus Property Group	125,808	$223,659
Arena REIT	86,811	256,496
AUB Group Ltd.	18,893	231,546
Austal Ltd.	84,984	105,585
Bapcor Ltd.	91,055	382,686
Bega Cheese Ltd.	80,132	211,550
Bravura Solutions Ltd.	64,656	63,230
Brickworks Ltd.	15,981	204,910
BWP Trust	129,307	347,849
BWX Ltd.	36,818	16,323
Cedar Woods Properties Ltd.	18,240	46,396
Centuria Capital Group	187,488	234,613
Centuria Industrial REIT	140,541	273,354
Centuria Office REIT	124,869	146,808
Charter Hall Long Wale REIT	144,711	427,568
Charter Hall Retail REIT	130,043	339,604
Charter Hall Social Infrastructure REIT	88,132	206,020
Credit Corp. Group Ltd.	15,360	215,266
Dexus Industria REIT	56,112	104,676
Elders Ltd.	40,771	354,953
Emeco Holdings Ltd.	139,059	62,640
Gold Road Resources Ltd.	229,970	178,862
GrainCorp Ltd., Class A	61,036	401,903
Growthpoint Properties Australia Ltd.	74,435	175,701
GUD Holdings Ltd.	32,832	181,026
Healius Ltd.	153,447	389,030
Ingenia Communities Group	99,263	273,406
InvoCare Ltd.	38,880	280,587
IPH Ltd.	43,632	245,479
Irongate Group	125,792	164,973
Kelsian Group Ltd.	34,176	134,714
Link Administration Holdings Ltd.	133,972	350,800
McMillan Shakespeare Ltd.	13,898	93,464
Monadelphous Group Ltd.	23,472	161,430
National Storage REIT	308,362	457,466
New Hope Corp. Ltd.	60,885	146,322
Nine Entertainment Co. Holdings Ltd.	393,970	498,303
Perseus Mining Ltd.	324,412	351,999
Premier Investments Ltd.	21,714	289,252
Reliance Worldwide Corp. Ltd.	211,615	591,369
Rural Funds Group	100,224	173,778
Sandfire Resources Ltd.	109,587	337,836
Select Harvests Ltd.	32,402	105,284
Service Stream Ltd.(a)	150,336	90,878
SmartGroup Corp. Ltd.	23,021	97,265
Steadfast Group Ltd.	258,809	900,507
Super Retail Group Ltd.	43,628	256,265
Superloop Ltd.(a)	119,760	59,626
Tassal Group Ltd.	56,927	188,342
United Malt Grp Ltd.	72,843	164,727
Viva Energy Group Ltd.(b)	230,714	461,033
Waypoint REIT Ltd.	197,696	317,125
Westgold Resources Ltd.	85,324	69,674
		13,044,158
Austria — 1.8%
CA Immobilien Anlagen AG	11,088	352,977
EVN AG	9,757	207,808
Mayr Melnhof Karton AG	2,312	395,198
Security	Shares	Value

Austria (continued)
Oesterreichische Post AG(c)	8,874	$253,853
Porr AG	3,488	45,144
Schoeller-Bleckmann Oilfield Equipment AG	3,120	175,494
UNIQA Insurance Group AG	29,712	210,873
Vienna Insurance Group AG Wiener Versicherung Gruppe	10,176	232,753
Wienerberger AG	30,123	650,438
		2,524,538
Belgium — 2.4%
Aedifica SA	9,727	934,593
Befimmo SA	5,760	285,160
Bekaert SA	9,516	311,279
Cie d’Entreprises CFE.(a)	1,881	16,332
Deme Group NV, NVS	1,881	206,975
Gimv NV	5,202	287,483
KBC Ancora	9,622	354,026
Montea NV	3,274	313,748
Shurgard Self Storage SA	6,730	313,859
Tessenderlo Group SA(a)	7,008	222,451
		3,245,906
Canada — 19.1%
Aecon Group Inc.	15,793	161,095
Allied Properties REIT	33,726	869,613
AltaGas Ltd.	74,600	1,574,065
ARC Resources Ltd.	175,959	2,218,625
Canadian Apartment Properties REIT	46,463	1,617,831
Canadian Western Bank	22,828	461,632
Capital Power Corp.	30,902	1,080,562
Celestica Inc.(a)	28,226	274,541
Choice Properties REIT	68,487	747,547
Dream Office REIT	10,443	157,229
Finning International Inc.	42,924	903,365
Granite REIT	16,528	1,013,740
Home Capital Group Inc.	13,637	258,077
iA Financial Corp. Inc.	28,789	1,431,846
Laurentian Bank of Canada	11,522	346,233
Linamar Corp.	12,027	509,596
Maple Leaf Foods Inc.	20,044	394,122
Martinrea International Inc.	21,477	138,653
Mullen Group Ltd.	24,641	216,126
North West Co. Inc. (The)	12,764	330,107
Onex Corp.	20,334	1,012,593
Parex Resources Inc.	33,872	573,656
PrairieSky Royalty Ltd.	53,736	676,710
Russel Metals Inc.	16,893	341,482
SSR Mining Inc.	56,725	947,473
Stella-Jones Inc.	17,499	441,825
Torex Gold Resources Inc.(a)	23,148	178,753
Tourmaline Oil Corp.	75,039	3,901,771
Transcontinental Inc., Class A	19,733	234,705
West Fraser Timber Co. Ltd.	26,460	2,030,340
Yamana Gold Inc.	257,995	1,200,583
		26,244,496
Denmark — 1.6%
FLSmidth & Co. A/S	15,363	380,638
Scandinavian Tobacco Group A/S, Class A(b)	16,189	317,352
Schouw & Co. A/S	3,458	241,798
Spar Nord Bank A/S	21,931	232,883
Sydbank A/S	15,918	489,979

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark (continued)
Topdanmark A/S	11,354	$590,932
		2,253,582
Finland — 2.1%
Cargotec Oyj, Class B	13,016	344,563
Kemira Oyj	24,003	294,283
Konecranes Oyj	19,325	452,541
Metsa Board Oyj, Class B	46,123	386,274
Outokumpu Oyj	89,167	372,152
Terveystalo Oyj(b)	20,497	219,310
TietoEVRY Oyj	25,438	630,493
Uponor Oyj	14,508	201,339
		2,900,955
France — 2.3%
APERAM SA	12,802	355,563
Beneteau SA	9,719	98,677
Carmila SA	10,780	153,370
Coface SA(a)	28,288	297,138
Derichebourg SA	25,396	147,548
Fnac Darty SA	4,599	195,637
IPSOS	10,308	491,697
Jacquet Metal Service SA	3,324	57,666
Mersen SA	3,834	115,027
Metropole Television SA	17,467	259,003
Nexity SA	11,467	307,914
Quadient SA	9,310	158,573
Rothschild & Co.	7,472	253,388
Television Francaise 1	28,216	200,168
Vicat SA	4,081	112,949
		3,204,318
Germany — 3.0%
Aurubis AG	9,549	651,581
Bilfinger SE	7,088	208,311
CropEnergies AG	5,276	70,384
Deutsche EuroShop AG	13,872	323,736
Deutz AG	32,451	126,082
Freenet AG	33,481	834,957
Hamburger Hafen und Logistik AG	6,871	97,589
Hornbach Holding AG & Co. KGaA	2,248	184,993
Instone Real Estate Group SE(b)	12,517	148,435
Krones AG	3,900	299,060
Salzgitter AG	10,166	248,590
Sirius Real Estate Ltd.	259,921	282,230
Suedzucker AG	20,961	339,395
Takkt AG	8,840	139,311
Wacker Neuson SE	6,657	115,516
		4,070,170
Hong Kong — 0.1%
VSTECS Holdings Ltd.	192,000	153,965

Ireland — 1.7%
Bank of Ireland Group PLC	246,446	1,557,682
Grafton Group PLC	58,427	555,016
Greencore Group PLC(a)	140,676	170,046
		2,282,744
Israel — 0.8%
Clal Insurance Enterprises Holdings Ltd.(a)	12,765	228,401
Menora Mivtachim Holdings Ltd.(a)	6,000	110,612
Migdal Insurance & Financial Holdings Ltd.	85,015	126,930
Oil Refineries Ltd.	404,142	145,218
Security	Shares	Value

Israel (continued)
Plus500 Ltd.	26,175	$533,439
		1,144,600
Italy — 1.7%
Banca IFIS SpA	7,058	100,436
Banco BPM SpA	404,724	1,155,358
BFF Bank SpA(b)	48,933	329,298
Credito Emiliano SpA	20,643	113,890
Societa Cattolica Di Assicurazione SPA	10,033	71,056
Unipol Gruppo SpA	128,796	586,664
		2,356,702
Japan — 16.4%
ADEKA Corp.	28,800	497,728
Aichi Steel Corp.	4,800	73,694
Aida Engineering Ltd.	14,400	96,487
Aiphone Co. Ltd.	4,800	61,181
Aisan Industry Co. Ltd.	9,600	50,437
Alconix Corp.	4,800	45,404
Alpen Co. Ltd.	4,800	71,622
Anest Iwata Corp.	9,600	64,159
AOKI Holdings Inc.	9,600	49,318
Arata Corp.	4,800	138,233
Asahi Co.Ltd.	4,800	45,307
Asahi Diamond Industrial Co. Ltd.	14,400	66,838
ASAHI YUKIZAI Corp.	4,800	70,757
Autobacs Seven Co. Ltd.	14,400	148,362
Awa Bank Ltd. (The)	9,600	143,229
BML Inc.	4,800	124,799
Bunka Shutter Co. Ltd.	14,400	105,937
Canon Electronics Inc.	4,800	54,143
Cawachi Ltd.	4,800	75,923
Central Glass Co. Ltd.	9,600	218,590
Chubu Shiryo Co. Ltd.	4,800	36,991
Chudenko Corp.	4,800	75,583
Chugoku Marine Paints Ltd.	9,600	62,358
Citizen Watch Co. Ltd.	72,000	292,903
Daihen Corp.	4,800	148,912
Daiichi Jitsugyo Co. Ltd.	4,800	118,223
Daiken Corp.	4,800	65,004
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	4,800	62,021
DCM Holdings Co. Ltd.	24,000	183,895
Digital Holdings Inc.	4,800	43,204
Doshisha Co. Ltd.	4,800	55,586
Duskin Co. Ltd.	9,600	204,785
EDION Corp.	24,000	225,362
Eizo Corp.	4,800	133,585
Exedy Corp.	9,600	121,781
Fuji Co. Ltd./Ehime	4,800	75,019
Fuji Seal International Inc.	9,600	104,584
Fujibo Holdings Inc.	4,800	114,989
Furuno Electric Co. Ltd.	4,800	35,794
Futaba Industrial Co. Ltd.	14,400	40,729
Glory Ltd.	14,400	217,282
Goldcrest Co. Ltd.	4,800	60,832
Gunze Ltd.	4,800	130,089
H2O Retailing Corp.	24,000	185,221
Hakuto Co. Ltd.	4,800	89,682
Heiwado Co. Ltd.	9,600	141,443
Hibiya Engineering Ltd.	4,800	68,793
Hokuetsu Corp.	33,600	173,713
Hokuto Corp.	4,800	68,491

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hosiden Corp.	14,400	$131,064
Hosokawa Micron Corp.	4,800	92,085
Inabata & Co. Ltd.	9,600	156,733
Ines Corp.	4,800	57,541
Iseki & Co. Ltd.	4,800	41,547
Ishihara Sangyo Kaisha Ltd.	9,600	70,946
Itochu Enex Co. Ltd.	9,600	74,406
Japan Wool Textile Co. Ltd. (The)	19,200	139,592
Joshin Denki Co. Ltd.	4,800	68,752
Joyful Honda Co. Ltd.	14,400	168,241
JVCKenwood Corp.	43,200	56,307
Kaga Electronics Co. Ltd.	4,800	107,340
Kanamoto Co. Ltd.	9,600	136,235
Kanematsu Corp.	24,000	236,791
Kanto Denka Kogyo Co. Ltd.	9,600	62,619
Katakura Industries Co. Ltd.	4,800	71,672
Kato Sangyo Co. Ltd.	4,800	115,227
Kintetsu World Express Inc.	9,600	294,374
Kissei Pharmaceutical Co. Ltd.	9,600	187,894
Kitz Corp.	19,200	89,678
Kiyo Bank Ltd. (The)	14,400	141,762
Koa Corp.	9,600	114,445
Kohnan Shoji Co. Ltd.	4,800	129,641
Kojima Co. Ltd.	4,800	23,172
Komeri Co. Ltd.	9,600	186,677
Komori Corp.	9,600	57,826
Kumagai Gumi Co. Ltd.	9,600	194,394
Kureha Corp.	4,800	338,078
KYB Corp.	4,800	109,497
Kyoei Steel Ltd.	4,800	48,881
Kyokuto Kaihatsu Kogyo Co. Ltd.	9,600	101,919
LEC Inc.	4,800	22,652
Life Corp.	4,800	91,652
Macnica Fuji Electronics Holdings Inc.	14,400	277,770
Makino Milling Machine Co. Ltd.	4,800	149,893
Marudai Food Co. Ltd.	4,800	54,371
Marusan Securities Co. Ltd.	14,400	51,918
Matsuda Sangyo Co. Ltd.	4,800	71,099
Maxell Ltd.	9,600	93,743
Meidensha Corp.	9,600	141,063
Meisei Industrial Co. Ltd.	14,400	74,702
Mimasu Semiconductor Industry Co. Ltd.	4,800	74,780
Mirait Holdings Corp.	24,000	282,042
Mitsubishi Pencil Co. Ltd.	9,600	103,897
Mitsuboshi Belting Ltd.	4,800	100,101
Mizuno Corp.	4,800	82,850
Nachi-Fujikoshi Corp.	4,800	123,310
Neturen Co. Ltd.	9,600	46,269
Nichiha Corp.	9,600	186,506
Nichireki Co. Ltd.	4,800	45,983
Nihon Chouzai Co. Ltd.	4,800	46,566
Nihon Parkerizing Co. Ltd.	24,000	158,018
Nikkon Holdings Co. Ltd.	14,400	228,394
Nippn Corp., New	14,400	173,300
Nippon Coke & Engineering Co. Ltd.	33,600	28,653
Nippon Denko Co. Ltd.	28,800	73,701
Nippon Koei Co. Ltd.	4,800	115,294
Nippon Light Metal Holdings Co. Ltd.	14,400	158,316
Nippon Soda Co. Ltd.	4,800	154,266
Nippon Steel Trading Corp.	4,800	179,949
Security	Shares	Value

Japan (continued)
Nippon Suisan Kaisha Ltd.	72,000	$304,383
Nippon Thompson Co. Ltd.	19,200	73,354
Nishimatsu Construction Co. Ltd.	9,600	286,843
Nishimatsuya Chain Co. Ltd.	9,600	101,064
Nishio Rent All Co.Ltd.	4,800	95,411
Nissha Co. Ltd.	9,600	103,869
Nisshinbo Holdings Inc.	38,400	289,214
Nitta Corp.	4,800	97,617
Nitto Kogyo Corp.	4,800	83,037
Nojima Corp.	9,600	199,248
Noritake Co. Ltd./Nagoya Japan	4,800	142,824
Noritz Corp.	9,600	102,654
Obara Group Inc.	4,800	102,394
Okamura Corp.	19,200	171,237
Oki Electric Industry Co. Ltd.	24,000	131,049
Okumura Corp.	9,600	213,367
Onoken Co. Ltd.	4,800	49,560
Osaka Soda Co. Ltd.	4,800	113,041
Osaka Steel Co. Ltd.	4,800	52,276
Osaki Electric Co. Ltd.	9,600	34,543
Oyo Corp.	4,800	58,725
Pacific Industrial Co. Ltd.	14,400	111,373
Pack Corp. (The)	4,800	79,541
Piolax Inc.	4,800	70,915
Press Kogyo Co. Ltd.	24,000	70,529
Pressance Corp.	4,800	53,397
Prima Meat Packers Ltd.	9,600	161,175
Procrea Holdings Inc.	4,800	68,809
Qol Holdings Co. Ltd.	4,800	49,863
Restar Holdings Corp.	4,800	67,425
Ryobi Ltd.	4,800	36,670
S Foods Inc.	4,800	110,643
Sakai Chemical Industry Co. Ltd.	4,800	66,707
Sanki Engineering Co. Ltd.	14,400	162,882
Sanyo Chemical Industries Ltd.	4,800	168,318
Sanyo Special Steel Co. Ltd.	4,800	69,500
Seiko Holdings Corp.	4,800	102,526
Shinmaywa Industries Ltd.	14,400	114,643
Shizuoka Gas Co. Ltd.	14,400	96,550
Siix Corp.	9,600	67,320
Sinfonia Technology Co. Ltd.	4,800	47,378
SKY Perfect JSAT Holdings Inc.	33,600	133,629
Sodick Co. Ltd.	14,400	86,405
Star Micronics Co. Ltd.	9,600	114,840
Starts Corp.Inc.	9,600	196,867
Starzen Co. Ltd.	4,800	70,459
Sumitomo Osaka Cement Co. Ltd.	9,600	238,568
Sumitomo Warehouse Co. Ltd. (The)	14,400	213,180
Sun Frontier Fudousan Co. Ltd.	4,800	39,453
Suruga Bank Ltd.	48,000	130,236
SWCC Showa Holdings Co. Ltd.	4,800	60,416
Tadano Ltd.	28,800	189,897
Takamatsu Construction Group Co. Ltd.	4,800	72,948
Takaoka Toko Co. Ltd.	4,800	59,854
Takara Standard Co. Ltd.	14,400	132,542
Takasago Thermal Engineering Co. Ltd.	14,400	171,037
Tamron Co. Ltd.	4,800	88,954
Tatsuta Electric Wire and Cable Co. Ltd.	9,600	32,503
T-Gaia Corp.	4,800	57,262
Toa Corp./Tokyo	4,800	87,773

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Toagosei Co. Ltd.	33,600	$250,110
Toho Holdings Co. Ltd.	14,400	222,971
TOKAI Holdings Corp.	28,800	188,304
Tokyu Construction Co. Ltd.	19,200	89,932
Tomy Co. Ltd.	24,000	241,281
Topre Corp.	9,600	70,559
Towa Pharmaceutical Co. Ltd.	4,800	87,133
Toyo Construction Co. Ltd.	19,200	126,454
Toyo Ink SC Holdings Co. Ltd.	9,600	134,720
Toyo Tanso Co. Ltd.	4,800	100,228
Toyobo Co. Ltd.	24,000	177,449
Tsubakimoto Chain Co.	9,600	215,149
Tsurumi Manufacturing Co. Ltd.	4,800	65,595
United Super Markets Holdings Inc.	14,400	113,527
VT Holdings Co. Ltd.	24,000	85,210
Wacoal Holdings Corp.	14,400	227,902
Warabeya Nichiyo Holdings Co. Ltd.	4,800	62,778
Xebio Holdings Co. Ltd.	4,800	32,795
Yamazen Corp.	14,400	105,425
Yellow Hat Ltd.	9,600	121,792
Yokogawa Bridge Holdings Corp.	9,600	138,162
Yondoshi Holdings Inc.	4,800	64,199
Yuasa Trading Co. Ltd.	4,800	118,662
		22,534,430
Netherlands — 1.4%
Boskalis Westminster	21,557	722,171
COSMO Pharmaceuticals NV	2,544	124,680
Flow Traders(b)	6,967	199,883
ForFarmers NV	9,600	26,742
Fugro NV(a)	27,456	345,597
Koninklijke BAM Groep NV(a)	66,110	155,921
NSI NV	4,793	165,013
RHI Magnesita NV	7,587	183,970
		1,923,977
New Zealand — 1.0%
Argosy Property Ltd.	223,816	172,425
Goodman Property Trust	292,901	364,838
Kathmandu Holdings Ltd.	156,674	107,372
Precinct Properties New Zealand Ltd.	356,669	304,700
Stride Property Group	116,064	120,145
Summerset Group Holdings Ltd.	60,974	365,269
		1,434,749
Norway — 1.0%
Austevoll Seafood ASA	24,102	284,263
Elkem ASA(b)	72,672	233,431
Entra ASA(b)	17,100	216,681
SpareBank 1 SMN	36,288	428,514
Veidekke ASA	29,283	267,166
		1,430,055
Poland — 0.4%
Grupa Azoty SA(a)	12,518	125,960
PGE Polska Grupa Energetyczna SA(a)	194,770	465,037
		590,997
Singapore — 1.9%
CapitaLand China Trust	307,200	254,401
Cromwell European Real Estate Investment Trust	86,520	176,804
First Resources Ltd.	139,200	163,629
Frasers Centrepoint Trust	288,000	475,075
Haw Par Corp. Ltd.	38,400	303,719
Security	Shares	Value

Singapore (continued)
Keppel Pacific Oak US REIT	225,600	$157,952
Parkway Life REIT	100,800	353,512
Prime U.S. REIT	172,800	116,679
Raffles Medical Group Ltd.	254,400	205,121
SPH REIT	254,400	171,264
Starhill Global REIT	384,000	160,284
		2,538,440
Sweden — 6.2%
AFRY AB	26,594	366,589
Arjo AB, Class B	60,308	381,883
Atrium Ljungberg AB, Class B	12,050	157,844
Axfood AB(c)	28,228	812,755
Betsson AB	32,277	195,181
Bilia AB, Class A	20,407	294,494
BillerudKorsnas AB	42,149	494,208
BillerudKorsnas AB, NVS(a)	8,246	96,730
Bonava AB, Class B	22,898	66,645
Bravida Holding AB(b)	54,129	471,800
Bure Equity AB	14,791	296,559
Clas Ohlson AB, Class B	10,602	109,922
Cloetta AB, Class B	56,568	116,197
Fabege AB	69,130	655,169
Granges AB	28,752	215,995
Hexpol AB	66,316	567,891
Hufvudstaden AB, Class A	28,734	318,016
Lindab International AB	18,288	266,028
Loomis AB	20,353	497,173
Mekonomen AB	11,182	120,965
Munters Group AB(b)	29,379	171,259
NCC AB, Class B	25,428	256,654
Nolato AB, Class B	46,464	250,496
Peab AB, Class B	53,125	311,564
Ratos AB, Class B	53,707	229,222
SSAB AB, Class B	176,507	733,426
		8,454,665
Switzerland — 7.1%
ALSO Holding AG, Registered	731	144,181
Arbonia AG	11,832	157,520
Ascom Holding AG, Registered	9,773	68,794
Bell Food Group AG, Registered	523	138,283
Bobst Group SA, Registered	2,112	135,921
Bossard Holding AG, Class A, Registered	675	130,966
Bucher Industries AG, Registered	1,729	603,502
Burckhardt Compression Holding AG	847	356,369
Bystronic AG, Registered	351	256,039
Cembra Money Bank AG	7,886	565,274
Comet Holding AG, Registered	1,968	310,296
Daetwyler Holding AG, Bearer	1,969	407,267
dormakaba Holding AG	821	358,307
Forbo Holding AG, Registered	288	384,830
Galenica AG(b)	12,977	998,275
Huber + Suhner AG, Registered	4,733	377,526
Interroll Holding AG, Registered	148	332,370
Kardex Holding AG, Registered	1,566	261,117
Komax Holding AG, Registered	950	233,374
Landis+Gyr Group AG	6,626	347,740
Rieter Holding AG, Registered	816	94,442
SFS Group AG	4,525	459,128
Siegfried Holding AG, Registered	1,096	701,904
St. Galler Kantonalbank AG, Class A, Registered	748	344,167

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Swissquote Group Holding SA, Registered	2,313	$235,912
u-blox Holding AG(a)	1,778	180,506
Valiant Holding AG, Registered	4,225	371,698
Vontobel Holding AG, Registered	7,370	517,845
Ypsomed Holding AG, Registered	847	115,053
Zehnder Group AG, Registered	2,599	153,831
		9,742,437
United Kingdom — 17.8%
AG Barr PLC	21,892	138,288
Balfour Beatty PLC	169,719	525,175
Bank of Georgia Group PLC	10,371	164,878
Beazley PLC	161,042	981,945
Biffa PLC(b)	60,101	274,207
Big Yellow Group PLC	45,274	726,399
BMO Commercial Property Trust Ltd.	132,817	180,601
Bodycote PLC	49,747	320,120
Brewin Dolphin Holdings PLC	77,946	485,805
Capricorn Energy PLC(a)	130,896	347,971
Chemring Group PLC	74,668	287,152
Close Brothers Group PLC	39,972	502,469
Coats Group PLC	382,352	290,447
Cranswick PLC	14,148	529,815
Crest Nicholson Holdings PLC	66,973	199,705
Currys PLC	271,916	226,057
Drax Group PLC	106,797	838,303
Elementis PLC(a)	155,616	186,411
Essentra PLC	81,266	246,323
Frasers Group PLC(a)	48,690	396,170
Great Portland Estates PLC	68,601	480,384
Halfords Group PLC	51,072	89,144
Ibstock PLC(b)	104,336	210,207
IG Group Holdings PLC	97,360	821,724
Inchcape PLC	103,154	876,604
Investec PLC	178,179	970,249
IP Group PLC	270,115	231,220
Jupiter Fund Management PLC	117,074	210,567
Just Group PLC	279,811	243,592
Lancashire Holdings Ltd.	65,835	323,552
LondonMetric Property PLC	235,425	654,297
Man Group PLC/Jersey	365,997	1,117,291
Mediclinic International PLC(a)	105,857	592,398
Morgan Advanced Materials PLC	76,330	255,520
Morgan Sindall Group PLC	10,882	241,328
Ninety One PLC	110,950	267,013
OSB Group PLC	100,770	592,225
Paragon Banking Group PLC	66,919	399,359
Pets at Home Group PLC	126,745	477,064
Picton Property Income Ltd. (The)	146,937	158,476
Premier Foods PLC	192,466	264,278
QinetiQ Group PLC	149,964	670,711
Redde Northgate PLC	65,900	270,703
Redrow PLC	61,109	364,840
Safestore Holdings PLC	54,937	711,353
Savills PLC	35,805	441,482
Serco Group PLC	319,572	677,796
Subsea 7 SA	63,504	507,208
Security	Shares	Value

United Kingdom (continued)
TBC Bank Group PLC	9,362	$144,091
TP ICAP Group PLC	213,663	292,083
Tritax Big Box REIT PLC	501,131	1,110,487
UK Commercial Property REIT Ltd.	197,677	180,678
Vesuvius PLC	57,440	212,562
Virgin Money UK PLC	332,238	532,352
Vistry Group PLC	58,870	599,609
Vivo Energy PLC(b)	104,688	186,058
Workspace Group PLC	36,190	243,728
		24,470,474
Total Common Stocks — 99.3%
(Cost: $162,807,269)		136,546,358

Preferred Stocks

Germany — 0.2%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	2,352	122,914
Schaeffler AG, Preference Shares, NVS	19,728	112,125
		235,039
Total Preferred Stocks — 0.2%
(Cost: $271,615)		235,039

Rights

Australia — 0.0%
BWX Ltd. (Expires 07/23/22)	3,681	102

Total Rights — 0.0%
(Cost: $0)		102

Total Long-Term Investments — 99.5%
(Cost: $163,078,884)		136,781,499

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(d)(e)(f)	313,559	313,528
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(d)(e)	100,000	100,000

Total Short-Term Securities — 0.3%
(Cost: $413,559)		413,528

Total Investments in Securities — 99.8%
(Cost: $163,492,443)		137,195,027

Other Assets Less Liabilities — 0.2%		335,515
Net Assets — 100.0%		$137,530,542

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
June 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,607	$295,941	(a)	$—	$8	$(28)	$313,528	313,559	$319	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	60,000	(a)	—	—	—	100,000	100,000	142		—
					$8	$(28)	$413,528		$461		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	53	09/08/22	$731	$(9,620)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
June 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$31,509,869	$105,036,489	$—	$136,546,358
Preferred Stocks	—	235,039	—	235,039
Rights	—	102	—	102
Money Market Funds	413,528	—	—	413,528
	$31,923,397	$105,271,630	$—	$137,195,027
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(9,620)	$—	$(9,620)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust